Consolidated statement of changes in equity - EUR (€) € in Millions		Total equity [Member]	Common shares (no par value) [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other		Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member]		Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member]		Foreign currency translation, net of tax [Member]		Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]		Total shareholders equity [Member]	Additional equity components [Member]		Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2021		€ 68,099	€ 5,291	€ 40,580	€ 12,680	€ (6)	€ (124)	[1]	€ (3)	[1]	€ (33)	[1]	€ 0	[1]	€ (282)	[1]	€ (6)	€ (449)	[2]	€ 58,096	€ 8,305	[3]	€ 1,698
Total comprehensive income (loss), net of tax	[2]	3,678	0	0	3,083	0	(666)	[1]	38	[1]	(245)	[1]	0	[1]	1,305	[1]	18	450		3,533	0	[3]	145
Gains (losses) attributable to Equity instruments designated at FVOCI, net of tax		0	0	0	0	0	0		0		0		0		0		0	0		0	0		0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	0	0	[3]	0
Common shares cancelled		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	0	0	[3]	0
Cash dividends paid		(489)	0	0	(406)	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	(406)	0	[3]	(82)
Coupon on additional equity components, net of tax		(479)	0	0	(479)	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	(479)	0	[3]	0
Remeasurement gains (losses) related to defined benefit plans, net of tax		365	0	0	360	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	360	0	[3]	5
Net change in share awards in the reporting period		(175)	0	(175)	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	(175)	0	[3]	0
Treasury shares distributed under share-based compensation plans		305	0	0	0	305	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	305	0	[3]	0
Tax benefits related to share-based compensation plans		34	0	34	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	34	0	[3]	0
Option premiums and other effects from options on common shares		(58)	0	(58)	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	(58)	0	[3]	0
Purchases of treasury shares		(695)	0	0	0	(695)	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	(695)	0	[3]	0
Sale of treasury shares		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	0	0	[3]	0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	0	0	[3]	0
Other		(917)	0	55	1	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	56	(977)	[3],[4]	4
Equity, Balance at Jun. 30, 2022		69,599	5,291	40,367	15,239	(396)	(791)	[1]	34	[1]	(277)	[1]	0	[1]	1,023	[1]	12	1	[2]	60,502	7,328	[3]	1,769
Equity, Balance at Dec. 31, 2022		72,141	5,291	40,513	17,769	(331)	(1,143)	[1]	62	[1]	(570)	[1]	0	[1]	172	[1]	10	(1,470)	[2]	61,772	8,578	[3]	1,791
Total comprehensive income (loss), net of tax	[2]	1,606	0	0	2,020	0	176	[1]	7	[1]	90	[1]	0	[1]	(696)	[1]	(20)	(444)		1,576	0	[3]	30
Gains (losses) attributable to Equity instruments designated at FVOCI, net of tax		0	0	0	0	0	0		0		0		0		0		0	0		0	0		0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	0	0	[3]	0
Common shares cancelled	[5]	0	(68)	(232)	0	300	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	0	0	[3]	0
Cash dividends paid		(702)	0	0	(610)	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	(610)	0	[3]	(92)
Coupon on additional equity components, net of tax		(498)	0	0	(498)	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	(498)	0	[3]	0
Remeasurement gains (losses) related to defined benefit plans, net of tax		162	0	0	161	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	161	0	[3]	1
Net change in share awards in the reporting period		(275)	0	(274)	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	(274)	0	[3]	0
Treasury shares distributed under share-based compensation plans		384	0	0	0	384	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	384	0	[3]	0
Tax benefits related to share-based compensation plans		35	0	34	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	34	0	[3]	1
Option premiums and other effects from options on common shares		(65)	0	(65)	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	(65)	0	[3]	0
Purchases of treasury shares		(407)	0	0	0	(407)	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	(407)	0	[3]	0
Sale of treasury shares		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	0	0	[3]	0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	0	0	[3]	0
Other		18	0	51	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	[2]	51	(27)	[3],[4]	(6)
Equity, Balance at Jun. 30, 2023		€ 72,328	€ 5,223	€ 39,958	€ 18,841	€ (54)	€ (967)	[1]	€ 68	[1]	€ (480)	[1]	€ 0	[1]	€ (524)	[1]	€ (11)	€ (1,914)	[2]	€ 62,054	€ 8,551	[3]	€ 1,723

[1]	Excluding unrealized net gains (losses) from equity method investments
[2]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS
[4]	Includes net effect from issuance, repayment, purchase and sale of Additional Equity Components
[5]	At February 28, 2023, Deutsche Bank cancelled 27 million of its common shares. The cancellation reduced the nominal value of the shares by € 68 million. The cancelled shares had been held in common shares in treasury, at their acquisition cost of € 300 million. The difference between the common shares at cost and their nominal value has reduced additional paid-in capital by € 232 million.